IFRS 9 Impairment Forward Looking information (Detail)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	[1],[2]	Dec. 31, 2024
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold		3,200.37		2,588.02	[3],[4]
Commodity - WTI		67.86		70.46	[3],[4]
Credit [Abstract]
Credit - CDX Emerging Markets		184.31		177.90	[3],[4]
Credit - CDX High Yield		375.31		332.33	[3],[4]
Credit - CDX IG		58.37		56.50	[3],[4]
Credit - High Yield Index		342.86		312.32	[3],[4]
Credit - ITX Europe 125		60.34		62.15	[3],[4]
Equity [Abstract]
Equity - S&P500		5,955		6,109	[3],[4]
Equity - Eurostoxx50		5,349		4,965	[3],[4]
Equity - DAX40		23,360		20,131	[3],[4]
Equity - MSCI EAFE		1,147		1,069	[3],[4]
Equity - MSCI Asia		1,690		1,602	[3],[4]
Equity - Nikkei		37,497		38,972	[3],[4]
GDP [Abstract]
GDP - Developing Asia		4.43		4.53	[3],[4]
GDP - Emerging Markets		3.82		4.11	[3],[4]
GDP - Eurozone		1.15		1.04	[3],[4]
GDP - Germany		0.38		0.38	[3],[4]
GDP - Italy		0.57		0.74	[3],[4]
GDP - USA		1.40		2.23	[3],[4]
Unemployment [Abstract]
Unemployment - Eurozone		6.39		6.46	[3],[4]
Unemployment - Germany		3.68		3.46	[3],[4]
Unemployment - Italy		6.18		6.50	[3],[4]
Unemployment - Japan		2.48		2.48	[3],[4]
Unemployment - Spain		10.60		11.12	[3],[4]
Unemployment - USA		4.42		4.29	[3],[4]
Real estate prices [Abstract]
Real Estate Prices: CRE Index USA		296.76		312.27	[3],[4]
Real Estate Prices: CRE Index Eurozone		109.88		107.75	[3],[4]
Real estate prices: House Price Index USA		324.52		325.05	[3],[4]
Real estate prices: House Price Index Germany		152.99		152.78	[3],[4]
Real estate prices: House Price Index Italy	[3],[4]			103.82
Real estate prices: House Price Index Spain		2,085.02		1,959.68	[3],[4]
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold		3,386.38		2,612.91	[3],[4]
Commodity - WTI		64.56		65.85	[3],[4]
Credit [Abstract]
Credit - CDX Emerging Markets		207.23		202.59	[3],[4]
Credit - CDX High Yield		411.87		374.29	[3],[4]
Credit - CDX IG		63.67		64.29	[3],[4]
Credit - High Yield Index		380.68		358.66	[3],[4]
Credit - ITX Europe 125		63.93		68.66	[3],[4]
Equity [Abstract]
Equity - S&P500		6,228		6,436	[3],[4]
Equity - Eurostoxx50		5,507		5,162	[3],[4]
Equity - DAX40		23,965		20,968	[3],[4]
Equity - MSCI EAFE		1,188		1,112	[3],[4]
Equity - MSCI Asia		1,759		1,630	[3],[4]
Equity - Nikkei		38,582		39,582	[3],[4]
GDP [Abstract]
GDP - Developing Asia		4.20		4.26	[3],[4]
GDP - Emerging Markets		3.76		3.81	[3],[4]
GDP - Eurozone		1.10		1.19	[3],[4]
GDP - Germany		1.42		1.14	[3],[4]
GDP - Italy		1.00		1.02	[3],[4]
GDP - USA		1.62		2.04	[3],[4]
Unemployment [Abstract]
Unemployment - Eurozone		6.35		6.42	[3],[4]
Unemployment - Germany		3.70		3.40	[3],[4]
Unemployment - Italy		6.29		6.76	[3],[4]
Unemployment - Japan		2.47		2.40	[3],[4]
Unemployment - Spain		10.37		10.93	[3],[4]
Unemployment - USA		4.48		4.20	[3],[4]
Real estate prices [Abstract]
Real Estate Prices: CRE Index USA		292.64		316.81	[3],[4]
Real Estate Prices: CRE Index Eurozone		110.27		108.39	[3],[4]
Real estate prices: House Price Index USA		330.22		333.47	[3],[4]
Real estate prices: House Price Index Germany		155.62		158.19	[3],[4]
Real estate prices: House Price Index Italy	[3],[4]			104.92
Real estate prices: House Price Index Spain		2,131.28		2,000.70	[3],[4]

[1]	MEV as of June 17, 2025, which remained consistent as of June 30, 2025
[2]	Year 1 equals second quarter of 2025 to first quarter of 2026, Year 2 equals second quarter of 2026 to first quarter of 2027
[3]	MEV as of December 5, 2024, which remained consistent as of December 31, 2024
[4]	Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026